Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              March 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Global Equity Fund  (Reg. No. 2-25258) (811-01403)
    Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 56 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                              Very truly yours,
                              Putnam Global Equity Fund

                          By: /s/ Charles E. Porter
                              ----------------------------
                              Charles E. Porter
                              Executive Vice President, Associate
                              Treasurer and Principal Executive
                              Officer

cc: Ropes & Gray LLP